Acquisition of Navios Acquisition - Schedule of recognized identified assets acquired and liabilities (Details) - USD ($) $ in Thousands	8 Months Ended	12 Months Ended
	Aug. 25, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Fair value of Navios Acquisition’s assets acquired and liabilities assumed:
Bargain gain upon obtaining control		$ 0	$ 0	$ 48,015
Navios Acquisition [Member]
Purchase consideration:
Fair value of the consideration	$ 150,000
Fair value of noncontrolling interest (37.6%)	57,635
Total purchase consideration	207,635
Fair value of Navios Acquisition’s assets acquired and liabilities assumed:
Vessels	1,003,040
Other long-term assets	27,291
Operating lease assets	128,619
Current assets (including cash and restricted cash of $32,394)	64,180
Favorable lease terms	112,139
Unfavorable lease terms	(6,529)
Long term debt and financial liabilities assumed (including current portion)	(811,608)
Operating lease liabilities (including current portion)	(128,619)
Current liabilities	(176,916)
Fair value of net assets acquired	211,597
Bargain gain upon obtaining control	$ 3,962